Financial risk management	12 Months Ended
Dec. 31, 2021
Financial risk management
Financial risk management

28.   Financial risk management

Ferroglobe operates in an international and cyclical industry which exposes it to a variety of financial risks such as currency risk, liquidity risk, interest rate risk, credit risk and risks relating to the price of finished goods, raw materials and power.

The Company’s management model aims to minimize the potential adverse impact of such risks upon the Company’s financial performance. Risk is managed by the Company’s executive management, supported by the Risk Management, Treasury and Finance functions. The risk management process includes identifying and evaluating financial risks in conjunction with the Company’s operations and quantifying them by project, region and subsidiary. Management provides written policies for global risk management, as well as for specific areas such as foreign currency risk, credit risk, interest rate risk, liquidity risk, the use of hedging instruments and derivatives, and investment of surplus liquidity.

The financial risks to which the Company is exposed in carrying out its business activities are as follows:

a) Market risk

Market risk is the risk that the Company’s future cash flows or the fair value of its financial instruments will fluctuate because of changes in market prices. The primary market risks to which the Company is exposed comprise foreign currency risk, interest rate risk and risks related to prices of finished goods, raw materials and power.

Foreign currency risk

Ferroglobe generates sales revenue and incurs operating costs in various currencies. The prices of finished goods are to a large extent determined in international markets, primarily in US dollars and Euros. Foreign currency risk is partly mitigated by the generation of sales revenue, the purchase of raw materials and other operating costs being denominated in the same currencies. Although it has done so on occasions in the past, and may decide to do so in the future, the Company does not generally enter into foreign currency derivatives in relation to its operating cash flows. At December 31, 2021, and December 31, 2020, the Company was not party to any foreign currency forward contracts.

In July 2021 the Company completed a restructuring of its $350,000 thousand of senior unsecured Notes due 2022. This included the issue of additionally $60,000 thousand of super senior secured Notes due 2025 (see Note 18) and the repayment of certain existing indebtedness denominated in a number of currencies across its subsidiaries. The Company is exposed to foreign exchange risk as the interest and principal of the Notes is payable in US dollars, whereas its operations principally generate a combination of US dollar and Euro cash flows. On May 12, 2017, the Company entered into a cross currency interest rate swap to exchange 55% of the principal and interest payments in US dollars for principal and interest payments in Euros (see Note 19). In March, 2020, the Company closed out the cross currency swap resulting in the receipt of cash proceeds of $3,608 thousand (see Note 19).

During the year ended December 31, 2021 and 2020 the Company did not enter into any cross currency swaps.

Foreign currency Sensitivity analysis

The Company’s exposure to foreign currency risk arises from the translation of the foreign currency exchange gains and losses on cash and cash equivalents, accounts receivable, accounts payable and inventories that are denominated in foreign currency.

Depreciation or appreciation of the USD by 10% against EUR, CAD and ZAR at December 31, 2021, while all other variables were remained constant, would have increased or (decreased) the net profit before tax of $35,310 thousand.

Interest rate risk

Ferroglobe is exposed to interest rate risk in respect of its financial liabilities that bear interest at floating rates. These primarily comprise credit facilities (see Note 16) and lease commitments (see Note 17).

During the year ended December 31, 2021 and 2020, the Company did not enter into any interest rate derivatives in relation to its interest bearing credit facilities. At December 31, 2020, the Company had drawn down $28,168 thousand under its credit facilities and nil at December 31, 2021.

b) Credit risk

Credit risk refers to the risk that a customer or counterparty will default on its contractual obligations resulting in financial loss. The Company’s main credit risk exposure related to financial assets is set out in Note 10 and includes trade receivables, other receivables and other financial assets.

Trade receivables consist of a large number of customers, spread across diverse industries and geographical areas. The Company has established policies, procedures and controls relating to customer credit risk management. Ongoing credit evaluation is performed on the financial condition of accounts receivable and, where appropriate, the Company insures its trade receivables with reputable credit insurance companies.

Since October 2020, the Company entered into a factoring program where the receivables of some of the Company’s French and Spanish entities are prefinanced by a factor. (see Note 10 and 16).

Since December 2019, the Company entered into a forfaiting program where some of the Company’s French and Spanish entities may assign their rights to receive payments under the Contracts with the customer “ArcelorMittal Sourcing s.c.a.”  in accordance with a forfaiting scheme.

c) Liquidity risk

The purpose of the Company’s liquidity and financing policy is to ensure that the Company keeps sufficient funds available to meet its financial obligations as they fall due. The Company’s main sources of financing are as follows:

●	$345,058 thousand aggregate principal amount of 9.375% senior secured notes due March 1, 2025 (the “Reinstated Senior Notes”). Interest is payable semi-annually on January 31 and July 31 of each year.
●	$60,000 thousand aggregate principal amount of 9% super senior secured notes due March 1, 2025 (the “Super Senior Notes”). The proceeds from the Notes, issued on May 17, 2021 and July 29, 2021, were primarily used to repay certain existing indebtedness of the Parent Company and its subsidiaries. Interest is payable semi-annually on January 31 and July 31 of each year.

●	On September 8, 2016, FerroAtlántica, S.A.U, as borrower, and the Spanish Ministry of Industry, Tourism and Commerce (the “Ministry”), as lender, entered into two loan agreements under which the Ministry made available to the borrower loans in aggregate principal amount of €44,999 thousand and €26,909 thousand, respectively, in connection with industrial development projects relating to the Company’s solar grade silicon project. The loan is contractually due to be repaid in 7 instalments over a 10-year period with the first three years as a grace period. The loan of €26,909 thousand was repaid in April 2018. Interest on outstanding amounts under each loan accrues at an annual rate of 3.55%. As of December 31, 2021, the amortized cost of the loan was €54,578 thousand (equivalent to $61,815 thousand) (2020: €44,824 thousand and $55,004 thousand), see Note 19.
●	On October 2, 2020, the Company ended the receivables funding agreement and cancelled the securitization program, signing a new factoring agreement with a Factor, for anticipating the collection of receivables of the Company’s European entities (Grupo FerroAtlántica, S.A. and FerroPem S.AS). As a result of the agreement, the Leasing and Factoring Agent provided a cash consideration of circa $48.8 million, repurchased the receivables portfolio sold to the SPE on September 28 2020, and consequently assumed the loan tranche of the senior borrower to the SPE. Also, the Senior loan and intermediate subordinate loan tranches were paid with internal sources of funds, at closing, there was cash release of $18 million from restricted cash relating to a special purpose vehicle under prior securitization program (see Note 10). As of December 31, 2021, the Company exceeded the limit, the lender agreed a temporary increase of the limit.
●	$100,000 thousand North-American asset-based, revolving credit facility. Loans under the ABL Revolver may be borrowed, repaid and reborrowed at any time until the facility’s expiration date. The legal final maturity date of the ABL Revolver is October 11, 2024. The terms of the facility provide a spring forward provision which requires the ABL Revolver to be repaid on the date which is three months prior to the maturity date of the senior unsecured Notes (March 1, 2022), which would currently imply a facility repayment date of December 1, 2021. At December 31, 2020 $31,155 thousand was utilized. The ABL Revolver was fully repaid in March 2021.
●	On July 23, 2020, Ferroglobe subsidiary, Ferropem, S.A.S., as borrower, contracted a loan with BNP Paribas, as lender, amounting to €4,456 thousand, to finance Company’s activities in France. The loan is guaranteed by the French government as part of the COVID-19 relief measures. Repayment of principal and payment of interest and accessories offer the possibility for the Borrower to extend the amortization of the amounts due at maturity for an additional period of 1 to 5 years. Interest rate is zero percent and the borrower is liable to pay a 0.50% fee calculated on the capital borrowed equivalent to an amount of €22 thousand.
●	On June 2, 2020, Ferroglobe subsidiary, Silicium Québec, as borrower, contracted a $7,000 thousand loan with Investissement Québec, a regional government loan & investment agency, as lender, to finance its capital expenditures activities in Canada. The loan is to be repaid in 84 installments over a 10 year period with the first three years as a grace period. Interest rate on outstanding amounts is zero percent.
●	On March 3, 2022, Grupo FerroAtlántica and Grupo FerroAtlántica de Servicios (together the “Beneficiaries”) and the Sociedad Estatal de Participaciones Industriales (“SEPI”), a Spanish state-owned industrial holding company affiliated with the Ministry of Finance and Administration, entered into a loan agreement of €34.5 million. This loan is part of the SEPI fund intended to provide assistance to non-financial companies operating in strategically important sectors within Spain in the wake of the COVID-19 pandemic. The funds are subject to certain governance conditions that imply, among others, the prohibition of distributing dividends, paying non-mandatory coupons or acquiring own shares and the prohibition of the use of the funds for financing economic activities of the group subsidiaries that are not beneficiaries.

Quantitative information

i.	Interest rate risk:

At December 31, the Company’s interest-bearing financial liabilities were as follows:

	2021
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	98,967	98,967
Obligations under leases	—	18,358	18,358
Debt instruments	440,297	—	440,297
Other financial liabilities (*)	67,013	—	67,013
	507,310	117,325	624,635

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

	2020
	Fixed rate	Floating rate	Total
	US$'000	US$'000	US$'000
Bank borrowings	—	107,607	107,607
Obligations under leases	—	22,537	22,537
Debt instruments	357,508	—	357,508
Other financial liabilities (*)	63,896	—	63,896
	421,404	130,144	551,548

(*)  Other financial liabilities comprise loans from government agencies and exclude derivative financial instruments (see Note 19).

Analysis of sensitivity to interest rates

At December 31, 2021, an increase of 1% in interest rates would have given rise to additional borrowing costs of $990 thousand (2020: $1,064 thousand).

ii.	Foreign currency risk:

Notes and cross currency swap

The Parent Company has been historically exposed to exchange rate fluctuations as it had a Euro functional currency and future commitments to pay interest and principal in US dollars in respect of its outstanding debt instruments of $150,000 thousand (see Note 18). To manage this foreign currency risk, the Parent Company entered in 2017 into a cross currency swap and designated a portion of this as an effective cash flow hedge of the future interest and principal amounts due on its debt instruments. In March, 2020, the Company closed out the cross currency swap (see Note 19).

In 2021, due to an occurrence of events and conditions that reduce the number of transactions in euros, management conducted a review of the functional currency of the Parent Company and concluded that there has been a change in its functional currency from Euro to US Dollars, effective since October 1, 2021 (see Note 3.3). Therefore, The Parent Company is no longer exposed to exchange rate fluctuations.

Foreign currency swaps in relation to trade receivables and trade payables

At December 31, 2021 and 2020, the Company has no foreign currency swaps in place in respect of foreign currency accounts receivable and accounts payable.

iii.	Liquidity risk:

The table below summarizes the maturity profile of the Company’s financial liabilities at December 31, 2021, based on contractual undiscounted payments. The table includes both interest and principal cash flows. The cash flows for debt instruments assume that principal of the Stub Notes is repaid at maturity in March 2022 and the principal of the Super Senior Notes and the Reinstated Senior Notes are repaid at maturity in June and December 2025 respectively (see Note 18).

	2021
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	95,899	—	3,670	—	99,569
Leases	8,092	5,897	3,251	1,289	18,529
Debt instruments	57,440	37,749	493,585	—	588,774
Financial loans from government agencies	63,868	4,304	245		68,417
Payables to related parties	9,545	—	—	—	9,545
Payable to non-current asset suppliers	2,677	135	—	—	2,812
Contingent consideration	13,023	10,684	6,844	—	30,551
Tolling agreement liability	2,589	2,367	5,952	18,379	29,287
Trade and other payables	206,000	—	—	—	206,000
	459,133	61,136	513,547	19,668	1,053,484

	2020
	Less than 1 year	Between 1-2 years	Between 2-5 years	After 5 years	Total
	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	108,613	5,277	—	—	113,890
Finance leases	8,796	6,350	7,130	1,748	24,024
Debt instruments	32,813	366,406	—	—	399,219
Financial loans from government agencies	36,672	7,209	18,274	6,501	68,656
Payables to related parties	3,196	—	—	—	3,196
Payable to non-current asset suppliers	130	2,633	—	—	2,763
Contingent consideration	1,772	4,175	15,892	3,277	25,116
Trade and other payables	149,201	—	—	—	149,201
	341,193	392,050	41,296	11,526	786,065

Changes in liabilities arising from financing activities

The changes in liabilities arising from financing activities during the year ended December 31, 2021 and 2020 were as follows:

	January 1, 2021	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Interest expenses	Other changes	December 31, 2021
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	107,607	(15,604)	1,927	—	—	5,037	98,967
Obligations under leases	22,536	(11,232)	(1,188)	—	—	8,242	18,358
Debt instruments (*)	357,508	43,295	—	6,462	36,233	(3,201)	440,297
Financial loans from government agencies (Note 19)	63,896	(2,252)	(702)	—	6,071	—	67,013
Total liabilities from financing activities	551,547	14,207	37	6,462	42,304	10,078	624,635
Dividends paid		—
Proceeds from stock option exercises		—
Other amounts paid due to net financing activities (**)		(3,755)
Payments to acquire or redeem own shares		—
Net cash (used) by financing activities		10,452

(*) Changes from financing cash flows in debt instruments include payments due to interest amounting to $16,705 thousand and proceeds from debt issuances of $60,000 thousand.

(**) Other amounts paid due to financing activities include payments due to equity issuance costs amounting to $43,755 thousand and proceeds from equity issuance of $40,000 thousand.

	January 1, 2020	Changes from financing cash flows	Effect of changes in foreign exchange rates	Changes in fair values	Other changes (*)	December 31, 2020
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Bank borrowings	158,998	(67,343)	10,295	—	5,657	107,607
Obligations under leases	25,873	(10,315)	1,608	—	5,370	22,536
Debt instruments	354,952	(32,812)		—	35,368	357,508
Financial loans from government agencies (Note 19)	56,939	—	4,865	—	2,092	63,896
Derivative financial instruments (Note 19)	9,600	3,608	(86)	(14,329)	1,207	—
Total liabilities from financing activities	606,362	(106,862)	16,682	(14,329)	49,694	551,547
Dividends paid		—
Proceeds from stock option exercises		—
Other amounts paid due to net financing activities		(6,471)
Payments to acquire or redeem own shares		—
Net cash provided by financing activities		(113,333)

(*) Other changes include interest expenses